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                                  Ropes & Gray
                               One Franklin Square
                                1301 K Street, NW
                                 Suite 800 East
                              Washington, DC 20005
                                 (202) 626-3925


                                 January 7, 2000


BY EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   American Performance Funds (File Nos. 33-35190 and 811-6114)
               ------------------------------------------------------------

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 21 filed on December 30, 1999 and effective on January 1, 2000 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 21 was filed electronically.

                              Sincerely,

                              AMERICAN PERFORMANCE FUNDS
                              Registrant



                              By: /s/ Alan G. Priest
                                  ------------------
                                  Alan G. Priest
                                  Pursuant to power of attorney filed previously